Max Berueffy

Senior Associate Counsel

Writer’s Direct Number: (205) 268-3581

Facsimile Number: (205) 268-3597

Toll-Free Number: (800) 627-0220

September 22, 2011

VIA EDGAR

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C.  20549

RE:         Protective Life Insurance Company

Protective Variable Annuity Separate Account

Protective Rewards II Variable Annuity

Filing Pursuant to Rule 497(j) for

File No. 333-115212; 811-8108

Commissioners:

On behalf of Protective Life Insurance Company and Protective Variable Annuity Separate Account, we hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that the Statement of Additional Information being used in connection with the offering of the “Protective Rewards II Variable Annuity”, a variable deferred annuity contract, and otherwise required to be filed under Rule 497(c) does not differ from the Statement of Additional Information contained in Post-Effective Amendment No. 16  for Protective Variable Annuity Separate Account as filed with the Commission on September 19, 2011  via EDGARLINK.

Please do not hesitate to call me at (800) 627-0220 if you have any questions.

Sincerely,

/s/ Max Berueffy

Max Berueffy
Senior Associate Counsel